Bank of America, National Association ABS-15G

Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3000
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Private & confidential The Directors Taurus 2020-1 NL DAC (the “Issuer”) 3rd Floor Fleming Court Fleming’s Place Dublin 4 Ireland	Your ref Loonie Our ref JM/AP/CC1474 Contact John Midgley 0113 231 3916

Bank of America Merrill Lynch International DAC – London Branch (the “Loan Seller”) 2 King Edward St London EC1A 1HQ
19 February 2020

Dear All

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan

In accordance with the engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the asset described above and this letter reports on our performance of those agreed upon procedures (the “Lease AUP Letter”). This Lease AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Lease AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

1

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
19 February 2020

1	Procedures performed in respect of the commercial leases portfolio

A data file containing details of the commercial leases, entitled “Loonie – Fitch Data Tape – Audit v2.xlsx” was made available to us by the Loan Seller on 6 February 2020 (the “Extraction File”). Our work was based on this Extraction File. The Extraction File contained information on 289 commercial units for 130 commercial leases and relating to 105 commercial properties as shown by the records of the Loan Seller as at 1 October 2019 (the “Cut-off Date”).

Limited procedures as set out in the scope of Services (the “Scope of Services”) attached as Appendix A in connection with the Extraction File were carried out.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Loan Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Loan Seller, (ii) the physical existence of the commercial leases, (iii) the reliability or accuracy of the documents provided to us by the Loan Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the commercial leases documentation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the commercial leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the commercial leases with applicable laws and regulations, or (iv) any other factor or characteristic of the commercial leases that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

2	Findings

The findings from the agreed upon procedures are set out in Appendix B.

3	General

This Lease AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Lease AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Lease AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Lease AUP Letter.

2

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
19 February 2020

This Lease AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Lease AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Lease AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Lease AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Lease AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Lease AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

3

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
19 February 2020

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Lease AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Lease AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

4

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
19 February 2020

Appendix A: Scope of the Services

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You were responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures were performed; and we did not undertake any verification or evaluation of such methodologies, assumptions, documents and information.

We were responsible for performing the procedures set out below and reporting our findings.

Findings

Where an individual commercial lease fails a procedure in relation to a data attribute, this is classified as one error. Where no data attribute is available, this is marked as ‘missing data’.

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file are assumed to supersede the original documentation.

In comparing data attributes between the Extraction File and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

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KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a commercial mortgage loan
19 February 2020

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions as provided by the Loan Seller will be assumed to supersede the original documentation.

In comparing data attributes between the data tape and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

We have performed our procedures on commercial leases which were ranked by Gross Rental Income in descending order. These commercial leases represent 75% of the Cumulative Gross Rental Income.

Procedures

	Data attribute	Level	Source	Procedure	Tolerance/ Definition of error
1	Property Address	Lease	Lease agreement, invoice or indexation document	For each lease check if the data attribute per the Extraction File agrees to the source	For the avoidance of doubt, where the Property Address is deemed to be substantially correct in the source document, we will not mark these as an error.
2	Tenant Name	Lease	Lease agreement, invoice or indexation document	For each lease check if the data attribute per the Extraction File agrees to the source	For the avoidance of doubt, where the Tenant Name is deemed to be substantially correct in the source document, we will not mark these as an error.
3	Gross Passing Rent (annual)	Lease	Invoice or indexation document

For each lease check if the data attribute per the Extraction File agrees to the source

Please note, we have tested rental income on an aggregate basis for all relevant commercial units for individual tenants, including WH/Storage, Parking, Office, Other. This had been agreed, in aggregate, to the latest rental invoice or indexation document.

Also, the data tape did not include rent for flexible parking so it was excluded from testing to source where source included flexible parking element.

+/- 5%
4	Floor Area (m2)	Lease	Allonge or lease agreement	For each lease check if the data attribute per the Extraction File agrees to the source	+/- 5%
5	Lease Break Date	Lease	Allonge or lease agreement	For each lease check if the data attribute per the Extraction File agrees to the source	None
6	Lease Expiry Date	Lease	Allonge or lease agreement	For each lease check if the data attribute per the Extraction File agrees to the source	None
7	Extension Option (months)	Lease	Allonge or lease agreement	For each lease check if the data attribute per the Extraction File agrees to the source	None
8	Extension Option (In-Place or Mkt)	Lease	Allonge or lease agreement	For each lease check if the data attribute per the Extraction File agrees to the source	None

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Appendix B: Details of Errors

Test	Level	Tenant Name	Property Address	Unit ID	Unit Name	Data Attribute	Source	Result	As per Extraction File	As per Source	Difference	%
1	Lease	ACS Logistics B.V.	Latexweg 7, Amsterdam		N/A	Property address	Lease agreement / indexation	Error	Latexweg 7	Cacaoweg 20	N/A	N/A
1	Lease	Buffalo.nl B.V.	Latexweg 7, Amsterdam		N/A	Property address	Lease agreement / indexation	Error	Latexweg 7	Cacaoweg 20	N/A	N/A
1	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)		N/A	Property address	N/A	Missing	Madame Curielaan 6-8, Rijswijk (ZH)	N/A	N/A	N/A
2	Lease	Buffalo.nl B.V.	Latexweg 7, Amsterdam		N/A	Tenant name	Lease agreement	Error	Buffalo.nl B.V.	Joba Leisure B.V.	N/A	N/A
2	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)		N/A	Tenant name	N/A	Missing	City Kids Den Haag B.V.	N/A	N/A	N/A
2	Lease	Vergadercentrum Domus Medica B.V.	Mercatorlaan 1200, Utrecht		N/A	Tenant name	Indexation	Error	Vergadercentrum Domus Medica B.V.	Merin Add-On 4 B.V.	N/A	N/A
3	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)		N/A	Gross Passing Rent (Annual)	N/A	Missing	115,050	N/A	N/A	N/A
3	Lease	Eurocollege Hogeschool B.V.	Westblaak 107-119, 127-1, Rotterdam		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	231,657	244,634	-12,977	-5.30%
3	Lease	Vergadercentrum Domus Medica B.V.	Mercatorlaan 1200, Utrecht		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	144,393	208,711	-64,318	-30.82%
3	Lease	Lifetri Uitvaartverzekeringen N.V.	Olympia 1, Hilversum		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	124,442	144,886	-20,445	-14.11%
3	Lease	Eazit B.V.	Herikerbergweg 1-35, Amsterdam Zuidoost		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	160,224	173,427	-13,203	-7.61%
3	Lease	Harman Consumer Nederland B.V.	Herikerbergweg 1-35, Amsterdam Zuidoost		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	547,529	580,480	-32,951	-5.68%
3	Lease	State Street Bank International GmbH	Herikerbergweg 1-35, Amsterdam Zuidoost		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	195,656	208,859	-13,203	-6.32%
3	Lease	Gemeente Amsterdam	Herikerbergweg 288-290, Amsterdam Zuidoost		N/A	Gross Passing Rent (Annual)	Invoice / indexation	Error	1,503,564	1,612,123	-108,559	-6.73%
4	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)	340	Office	Floor Area (m2)	N/A	Missing	759	N/A	N/A	N/A
4	Lease	ELITechGroup B.V.	Van Rensselaerweg 4, Spankeren	602	WH / Storage	Floor Area (m2)	Lease agreement / allonges	Error	4,450	5,920	-1,470	-24.83%
4	Lease	K.N.M.G.	Mercatorlaan 1200, Utrecht	836	Office	Floor Area (m2)	Lease agreement / allonges	Error	1,988	unable to determine	N/A	N/A
4	Lease	Staat der Nederlanden	Sint Jacobsstraat 16, Utrecht	885	Office	Floor Area (m2)	Lease agreement / allonges	Error	4,535	4,776	-241	-5.05%
4	Lease	Sonepar Nederland Vastgoed B.V.	Bovenkerkerweg 10-12, Amstelveen	1766	Office	Floor Area (m2)	Lease agreement / allonges	Error	6,523	unable to determine	N/A	N/A
4	Property ID	Detailresult Logistiek B.V.	Klappolder 140-142, Bleiswijk	1158	WH / Storage	Floor Area (m2)	N/A	Missing	10,500	N/A	N/A	N/A
4	Lease	Ernst & Young Nederland LLP	Euclideslaan 1, Utrecht	1162	Office	Floor Area (m2)	N/A	Missing	2,288	N/A	N/A	N/A
5	Lease	Landal	Bezuidenhoutseweg 72-80, Den Haag		N/A	Lease break date	Lease agreement / allonges	Error		30/06/2025	N/A	N/A
5	Lease	Stichting Cardea Jeugdzorg	Elisabethhof 21-23, Leiderdorp		N/A	Lease break date	Lease agreement / allonges	Error	30/06/2023	01/07/2021	N/A	N/A
5	Lease	Detailresult Logistiek B.V.	Klappolder 140-142, Bleiswijk		N/A	Lease break date	N/A	Missing		N/A	N/A	N/A
5	Lease	Ernst & Young Nederland LLP	Euclideslaan 1, Utrecht		N/A	Lease break date	Lease agreement / allonges	Error	01/04/2019	N/A	N/A	N/A
5	Lease	Dell B.V.	Transformatorweg 38-72 (even), Amsterdam		N/A	Lease break date	Lease agreement / allonges	Error		31/08/2022	N/A	N/A
6	Unit	Propharma Group The Netherlands B.V.	Schipholweg 55, Leiden	172	Office	Lease expiry date	Lease agreement / allonges	Error	30/06/2019	31/12/2019	N/A	N/A
6	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)	340	Office	Lease expiry date	N/A	Missing	31/05/2035	N/A	N/A	N/A
6	Unit	Arvato CRM Benelux B.V.	Limburglaan 5, Maastricht	522	Office	Lease expiry date	N/A	Error	31/05/2019	1 month rolling	N/A	N/A
6	Lease	Van Wijk Vastgoedonderhoud B.V.	Keienbergweg 34-42, Amsterdam Zuidoost	570	WH / Storage	Lease expiry date	Lease agreement / allonges	Error	31/08/2028	31/01/2028	N/A	N/A
6	Lease	K.N.M.G.	Mercatorlaan 1200, Utrecht	836	Office	Lease expiry date	N/A	Missing	30/09/2027	N/A	N/A	N/A
6	Unit	Rabobank	Thebe 22, Hilversum	882	Office	Lease expiry date	Lease agreement / allonges	Error	01/09/2020	30/09/2020	N/A	N/A
6	Unit	Rabobank	Thebe 22, Hilversum	1574	Parking	Lease expiry date	Lease agreement / allonges	Error	01/09/2020	30/09/2020	N/A	N/A
6	Lease	The Office Operators Amsterdam Zuidoost B.V.	Hullenbergweg 278-308, Amsterdam Zuidoost	936	Office	Lease expiry date	Lease agreement / allonges	Error	31/07/2022	30/06/2021	N/A	N/A
6	Unit	Detailresult Logistiek B.V.	Klappolder 140-142, Bleiswijk	1158	WH / Storage	Lease expiry date	N/A	Missing	30/04/2022	N/A	N/A	N/A
6	Lease	* Instant Development B.V.	Transformatorweg 38-72 (even), Amsterdam	1814	Office	Lease expiry date	Lease agreement / allonges	Error	30/04/2022	30/11/2024	N/A	N/A
7	Lease	Landal	Bezuidenhoutseweg 72-80, Den Haag	49	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	The Webcare Company B.V. / Riff Digital Engagement B.V.	Joan Muyskenweg 22, Amsterdam	160	Office	Ext Option (months)	Lease agreement / allonges	Error	120	180 - rolling 5 year	N/A	N/A
7	Lease	TNO Ned. org. vr natuurwetensch onderz.	Schipholweg 55, Leiden	181	Office	Ext Option (months)	Lease agreement / allonges	Error	0	120	N/A	N/A
7	Lease	TNO Ned. org. vr natuurwetensch onderz.	Schipholweg 55, Leiden	1252	Parking	Ext Option (months)	Lease agreement / allonges	Error	0	120	N/A	N/A
7	Lease	Start People B.V.	Karspeldreef 8, Amsterdam Zuidoost	205	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60 - rolling 5 year	N/A	N/A
7	Lease	Novoferm Nederland B.V.	Industrieweg 4, Roermond	289	WH / Storage	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	Boxx Opslagverhuur Almere B.V.	Fortunaweg, Minervaweg 1, Schiedam	315	WH / Storage	Ext Option (months)	N/A	Missing	60	N/A	N/A	N/A
7	Lease	Politie Midden en West Brabant	Chasseveld 3-13, Breda	325	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60 - rolling 5 year	N/A	N/A
7	Lease	J.A. Leenders Holding B.V.	Helmholtzstraat 61-63, Amsterdam	332	WH / Storage	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)	340	Office	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	Oogzorg West B.V.	Madame Curielaan 6-8, Rijswijk (ZH)	338	Office	Ext Option (months)	Lease agreement / allonges	Error	0	120	N/A	N/A
7	Lease	Reinhouse B.V.	Westblaak 107-119, 127-1, Rotterdam	436	Office	Ext Option (months)	Lease agreement / allonges	Error	0	120	N/A	N/A
7	Lease	United Parcel Service Nederland B.V.	Fortunaweg 2-76, Schiedam	483	WH / Storage	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	MY-LEX B.V.	Europalaan 6, Den Bosch	501	Office	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	OGD ICT-diensten	Rotterdamseweg 380, Delft	512	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	STR International Warehousing B.V.	Nieuwe Sluisweg 200, Botlek Rotterdam	604	WH / Storage	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	K.N.M.G.	Mercatorlaan 1200, Utrecht	836	Office	Ext Option (months)	N/A	Missing	60	N/A	N/A	N/A
7	Unit	Rabobank	Thebe 22, Hilversum	883	Office	Ext Option (months)	N/A	Missing	60	N/A	N/A	N/A
7	Lease	Staat der Nederlanden	Sint Jacobsstraat 16, Utrecht	885	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	State Street Bank International GmbH	Herikerbergweg 1-35, Amsterdam Zuidoost	916	Office	Ext Option (months)	N/A	Missing	0	N/A	N/A	N/A
7	Lease	Capgemini Nederland B.V.	Hullenbergweg 278-308, Amsterdam Zuidoost	939	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	Sogeti Nederland B.V.	Hullenbergweg 278-308, Amsterdam Zuidoost	940	Office	Ext Option (months)	Lease agreement / allonges	Error	0	60	N/A	N/A
7	Lease	Detailresult Logistiek B.V.	Klappolder 140-142, Bleiswijk	1158	WH / Storage	Ext Option (months)	N/A	Missing	60	N/A	N/A	N/A
7	Lease	Ernst & Young Nederland LLP	Euclideslaan 1, Utrecht	1162	Office	Ext Option (months)	Lease agreement / allonges	Error	60	0.00	N/A	N/A
7	Lease	Q24 Beheer B.V.	Hogehilweg 24, Amsterdam Zuidoost	1816	Office	Ext Option (months)	Lease agreement / allonges	Error	0	120	N/A	N/A
7	Lease	Unisys Nederland N.V.	Spicalaan 1-59, Hoofddorp	1797	Office	Ext Option (months)	Lease agreement / allonges	Error	0	only tenant can terminate	N/A	N/A
7	Lease	Dell B.V.	Transformatorweg 38-72 (even), Amsterdam	1805	WH / Storage	Ext Option (months)	Lease agreement / allonges	Error	120	72	N/A	N/A
8	Lease	Novoferm Nederland B.V.	Industrieweg 4, Roermond	289	WH / Storage	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A
8	Lease	City Kids Den Haag B.V.	Madame Curielaan 6-8, Rijswijk (ZH)	340	Office	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A
8	Lease	STR International Warehousing B.V.	Nieuwe Sluisweg 200, Botlek Rotterdam	604	WH / Storage	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A
8	Lease	K.N.M.G.	Mercatorlaan 1200, Utrecht	836	Office	Ext Option (@I-P or Mkt)	N/A	Missing	@ Mkt	N/A	N/A	N/A
8	Unit	Rabobank	Thebe 22, Hilversum	883	Office	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A
8	Lease	State Street Bank International GmbH	Herikerbergweg 1-35, Amsterdam Zuidoost	916	Office	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A
8	Lease	Detailresult Logistiek B.V.	Klappolder 140-142, Bleiswijk	1158	WH / Storage	Ext Option (@I-P or Mkt)	N/A	Missing	@ I-P	N/A	N/A	N/A